As filed with the SEC on March 18, 1999
Registration No. 33-42376

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  [   ]
Pre-Effective Amendment No.                              [   ]
Post-Effective Amendment No.   9                         [ X ]

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                      [   ]
Amendment No.  10                                        [ X ]

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Exact name of registrant)

EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(name of depositor)

One World Financial Center
New York, New York 10281
(Address of depositor's principal executive offices)

Depositor's telephone number: 1-800-544-8888
____________________________________________

RODNEY R. ROHDA
Chairman
Empire Fidelity Investments Life Insurance Company
One World Financial Center
New York, New York 10281
(Name and address of agent for service)

_________________________________________

Individual Variable Annuity Contracts: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite number of securities. Registrant's Rule 24f-2 Notice for the fiscal year ending December 31, 1997 was filed March 30, 1998.

It is proposed that this filing will become effective (check appropriate space):

     immediately upon filing pursuant to paragraph (b) of rule 485
 X on April 19,1999, pursuant to paragraph (b) (1) (iii) of rule 485 60 days after filing pursuant to paragraph (a) (1) of rule 485
     on            , pursuant to paragraph (a) (1) of rule 485
     75 days after filing pursuant to paragraph (a) (2) of rule 485
     on            , pursuant to paragraph (a) (2) of rule 485

Page _ of _
Exhibit Index Appears on Page __




FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

March 18, 1999

U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  Zondra Bailes

RE:         Empire Fidelity Investments
            Life Insurance Company:
            Empire Fidelity Investments
            Variable Annuity Account A
            Registration No. (33-42376)
            Post-Effective Amendment No 9
            to Registration Statement on
            Form N-4

Ladies and Gentlemen:

Pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, we are submitting this filing for the sole purpose of extending the pending effective date of Registration Statement No. 33-42376 by thirty days. The contents of Post-Effective Amendment No. 8, which we filed under Rule 485(a) on January 19, 1999, are hereby incorporated by reference into this letter. The effective date of Post-Effective Amendment No. 8 is March 20, 1999.

This submission of Post-Effective Amendment No. 9, under Rule 485(b)(1)(iii), extends the effective date by thirty days to April 19, 1999. A subsequent Rule 485(b) filing which we will forward in April 1999 will include the entire Registration Statement with all updates incorporated. This transmission contains a conformed signature page, the manually signed original of which, executed pursuant to Powers of Attorney dated April 4, 1996 and June 17, 1998, is maintained at the offices of the Registrant.

Please contact the undersigned at (617) 392-0496 in connection with any questions regarding this filing.

Very truly yours,

/s/ Tom Lynch
    Legal Department

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Empire Fidelity Investments Variable Annuity Account A, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 9 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 18th day of March, 1999.

EMPIRE FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT A
(Registrant)

By: EMPIRE FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)

By:   /s/ Rodney R. Rohda              Attest:_/s/ David J. Pearlman
          Rodney R. Rohda,                         David J. Pearlman,
          President Chairman                       Secretary
          Chief Executive Officer and
          Chief Operating Officer

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on this 18th day of March, 1999.

Signature              Title

/s/ Rodney R. Rohda    President, Chairman )
    Rodney R. Rohda    and Director        )
                       (Chief Executive    )
                       Officer)            )
                       (Chief Operating    )
                       Officer)            )
                                           )
_____________________                      )
Joseph L. Kurtzer Jr.  Treasurer           )
                                           )
_____________________                      )
J. Gary Burkhead       Director            )
                                           )
_____________________                      )
James C. Curvey        Director            )
                                           ) By:/s/ David J. Pearlman
                                           )        David J. Pearlman
_____________________                      )        (Attorney-in-Fact)
John J. Remondi        Director            )
                                           )
_____________________                      )
Lena G. Goldberg       Director            )
                                           )
_____________________                      )
Roy Ballentine         Director            )
                                           )
_____________________                      )
Peter Johannsen        Director            )
                                           )
_____________________                      )
Stephen P. Jonas       Director            )
                                           )
_____________________                      )
Malcolm MacKay         Director            )
                                           )
_____________________                      )
Joshua Berman          Director            )
                                           ) By:/s/ David J. Pearlman
_____________________                      )        David J. Pearlman
Allan Brandon          Director            )        (Attorney-in-Fact)
                                           )
_____________________                      )
Floyd L. Smith         Director            )
                                           )
_______________                            )
David Weinstein        Director            )